Unusual Whales Subversive Democratic Trading ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 89.8%	Shares	Value
Aerospace & Defense - 0.2%
Ducommun, Inc.(a)	435	$25,256
Embraer SA - ADR(a)	2,736	70,589
General Dynamics Corp.	438	127,081
Hexcel Corp.	295	18,423
Huntington Ingalls Industries, Inc.	5	1,231
Lockheed Martin Corp.	8	3,737
Northrop Grumman Corp.	33	14,386
Raytheon Technologies Corp.	148	14,858
TransDigm Group, Inc.	13	16,609
Woodward, Inc.	144	25,111
		317,281

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	144	12,689
Expeditors International of Washington, Inc.	288	35,940
FedEx Corp.	291	87,253
United Parcel Service, Inc. - Class B	1,747	239,077
		374,959

Automobile Components - 0.1%
Aptiv PLC(a)	725	51,054
BorgWarner, Inc.	929	29,951
Fox Factory Holding Corp.(a)	311	14,987
Goodyear Tire & Rubber Co.(a)	576	6,538
Lear Corp.	292	33,349
QuantumScape Corp.(a)	1,152	5,668
		141,547

Automobiles - 1.4%
Ford Motor Co.	24,343	305,261
Harley-Davidson, Inc.	288	9,659
Lucid Group, Inc.(a)	2,016	5,262
Rivian Automotive, Inc. - Class A(a)	864	11,595
Tesla, Inc.(a)	7,233	1,431,266
		1,763,043

Banks - 1.7%
Bank of America Corp.	6,800	270,436
Bank of Hawaii Corp.	288	16,476
Bank of Nova Scotia	144	6,584
Cathay General Bancorp	432	16,295
Citigroup, Inc.	4,350	276,051
Citizens Financial Group, Inc.	1,584	57,072
Comerica, Inc.	576	29,399
Credicorp Ltd.	39	6,292
Cullen/Frost Bankers, Inc.	288	29,269
Fifth Third Bancorp	3,456	126,109
First Horizon Corp.	7,057	111,289
HSBC Holdings PLC - ADR	799	34,756
Huntington Bancshares, Inc.	8,209	108,195
JPMorgan Chase & Co.	1,152	233,004
KeyCorp	3,888	55,248
M&T Bank Corp.	306	46,316
OceanFirst Financial Corp.	915	14,539
Pacific Premier Bancorp, Inc.	432	9,923
PNC Financial Services Group, Inc.	735	114,278
Regions Financial Corp.	576	11,543
Seacoast Banking Corp. of Florida	1,008	23,829
Synovus Financial Corp.	288	11,575
Truist Financial Corp.	2,166	84,149
UMB Financial Corp.	145	12,096
US Bancorp	467	18,540
Veritex Holdings, Inc.	875	18,454
Wells Fargo & Co.	7,935	471,260
Western Alliance Bancorp	299	18,783
Zions Bancorp NA	576	24,981
		2,256,741

Beverages - 0.7%
Ambev SA - ADR	4,176	8,561
Anheuser-Busch InBev SA - ADR	288	16,747
Celsius Holdings, Inc.(a)	585	33,398
Coca-Cola Co.	6,485	412,770
Constellation Brands, Inc. - Class A	10	2,573
Diageo PLC - ADR	158	19,921
Fomento Economico Mexicano SAB de CV - ADR	288	31,003
Molson Coors Beverage Co. - Class B	432	21,958
Monster Beverage Corp.(a)	1,440	71,928
PepsiCo, Inc.	1,467	241,952
		860,811

Biotechnology - 1.1%
AbbVie, Inc.	2,187	375,114
Agios Pharmaceuticals, Inc.(a)	742	31,995
Amgen, Inc.	1,152	359,942
Arcutis Biotherapeutics, Inc.(a)	7,216	67,109
BioCryst Pharmaceuticals, Inc.(a)	4,621	28,558
Biogen, Inc.(a)	148	34,309
BioNTech SE - ADR(a)	294	23,626
Genmab AS - ADR(a)	288	7,237
Gilead Sciences, Inc.	437	29,983
GRAIL, Inc.(a)	1	10
Incyte Corp.(a)	288	17,459
Insmed, Inc.(a)	871	58,357
Intellia Therapeutics, Inc.(a)	873	19,538
Ionis Pharmaceuticals, Inc.(a)	288	13,726
Moderna, Inc.(a)	288	34,200
Regeneron Pharmaceuticals, Inc.(a)	146	153,450
SpringWorks Therapeutics, Inc.(a)	259	9,757
Vertex Pharmaceuticals, Inc.(a)	452	211,861
		1,476,231

Broadline Retail - 4.8%
Amazon.com, Inc.(a)	31,911	6,166,801
Etsy, Inc.(a)	729	42,997
Macy's, Inc.	2,160	41,472
MercadoLibre, Inc.(a)	11	18,077
Qurate Retail, Inc. - Class A(a)	12,240	7,711
		6,277,058

Building Products - 0.3%
Advanced Drainage Systems, Inc.	144	23,096
Allegion PLC	144	17,014
Builders FirstSource, Inc.(a)	294	40,693
Carlisle Cos., Inc.	11	4,457
Carrier Global Corp.	306	19,302
Fortune Brands Innovations, Inc.	153	9,936
Johnson Controls International PLC	582	38,686
Lennox International, Inc.	3	1,605
Masco Corp.	432	28,801
Trane Technologies PLC	580	190,779
		374,369

Capital Markets - 2.1%
Ameriprise Financial, Inc.	288	123,031
Ares Management Corp. - Class A	576	76,769
Bank of New York Mellon Corp.	2,882	172,603
BlackRock, Inc.	301	236,983
Blackstone, Inc.	1,585	196,223
Carlyle Group, Inc.	288	11,563
Cboe Global Markets, Inc.	144	24,489
Charles Schwab Corp.	3,331	245,461
CME Group, Inc.	152	29,883
Franklin Resources, Inc.	576	12,874
Goldman Sachs Group, Inc.	7	3,166
Interactive Brokers Group, Inc. - Class A	144	17,654
Intercontinental Exchange, Inc.	587	80,354
KKR & Co., Inc.	1,008	106,082
LPL Financial Holdings, Inc.	432	120,658
MarketAxess Holdings, Inc.	166	33,288
Moody's Corp.	144	60,614
Morgan Stanley	5,603	544,556
MSCI, Inc.	6	2,891
Nasdaq, Inc.	5,748	346,374
Northern Trust Corp.	576	48,372
Open Lending Corp.(a)	3,178	17,733
Raymond James Financial, Inc.	432	53,400
S&P Global, Inc.	151	67,346
State Street Corp.	432	31,968
Stifel Financial Corp.	144	12,118
T Rowe Price Group, Inc.	432	49,814
UBS Group AG	870	25,700
XP, Inc. - Class A	576	10,132
		2,762,099

Chemicals - 1.0%
Air Products and Chemicals, Inc.	440	113,542
Albemarle Corp.	293	27,987
Celanese Corp.	432	58,273
CF Industries Holdings, Inc.	441	32,687
Corteva, Inc.	2,592	139,813
Dow, Inc.	432	22,918
DuPont de Nemours, Inc.	3,619	291,293
Eastman Chemical Co.	288	28,215
Ecolab, Inc.	576	137,088
FMC Corp.	144	8,287
Linde PLC	290	127,255
LyondellBasell Industries NV - Class A	109	10,427
Minerals Technologies, Inc.	432	35,925
Mosaic Co.	1,152	33,293
Nutrien Ltd.	619	31,513
PPG Industries, Inc.	1,012	127,401
Scotts Miracle-Gro Co.	435	28,301
Sherwin-Williams Co.	5	1,492
Westlake Corp.	144	20,854
		1,276,564

Commercial Services & Supplies - 0.4%
Cintas Corp.	144	100,837
Copart, Inc.(a)	2,028	109,836
GFL Environmental, Inc.	1,152	44,847
Republic Services, Inc.	576	111,940
Stericycle, Inc.(a)	144	8,371
Tetra Tech, Inc.	144	29,445
Veralto Corp.	178	16,994
Waste Connections, Inc.	5	877
Waste Management, Inc.	438	93,443
		516,590

Communications Equipment - 0.6%
Arista Networks, Inc.(a)	576	201,876
Cisco Systems, Inc.	6,563	311,808
CommScope Holding Co., Inc.(a)	9,938	12,224
EMCORE Corp.(a)	4,496	5,305
F5, Inc.(a)	34	5,856
Infinera Corp.(a)	16,992	103,481
Juniper Networks, Inc.	432	15,751
Lumentum Holdings, Inc.(a)	288	14,665
Motorola Solutions, Inc.	291	112,341
Telefonaktiebolaget LM Ericsson - ADR	864	5,331
Viavi Solutions, Inc.(a)	1,872	12,861
		801,499

Construction & Engineering - 1.2%
Ameresco, Inc. - Class A(a)	1,026	29,559
API Group Corp.(a)	32,654	1,228,770
Argan, Inc.	288	21,070
EMCOR Group, Inc.	144	52,572
Fluor Corp.(a)	576	25,085
Quanta Services, Inc.	720	182,945
WillScot Mobile Mini Holdings Corp.(a)	288	10,840
		1,550,841

Construction Materials - 0.5%
Eagle Materials, Inc.	144	31,314
Vulcan Materials Co.	2,311	574,700
		606,014

Consumer Finance - 1.1%
Ally Financial, Inc.	2,457	97,469
American Express Co.	4,148	960,470
Capital One Financial Corp.	1,008	139,558
Discover Financial Services	1,441	188,497
OneMain Holdings, Inc.	576	27,930
Synchrony Financial	1,296	61,158
		1,475,082

Consumer Staples Distribution & Retail - 1.4%
BJ's Wholesale Club Holdings, Inc.(a)	288	25,298
Casey's General Stores, Inc.	4	1,526
Costco Wholesale Corp.	757	643,442
Dollar General Corp.	433	57,256
Dollar Tree, Inc.(a)	1,009	107,731
Kroger Co.	1,152	57,519
Performance Food Group Co.(a)	864	57,119
Sysco Corp.	3,636	259,574
Target Corp.	1,650	244,266
US Foods Holding Corp.(a)	576	30,516
Walgreens Boots Alliance, Inc.	1,029	12,446
Walmart, Inc.	4,784	323,925
		1,820,618

Containers & Packaging - 0.7%
AptarGroup, Inc.	144	20,277
Avery Dennison Corp.	144	31,486
Ball Corp.	6,793	407,716
Berry Global Group, Inc.	3,910	230,103
Graphic Packaging Holding Co.	882	23,117
International Paper Co.	288	12,427
Packaging Corp. of America	144	26,289
Sealed Air Corp.	720	25,049
Westrock Co.	2,017	101,374
		877,838

Distributors - 0.0%(b)
Genuine Parts Co.	144	19,918
LKQ Corp.	864	35,934
Pool Corp.	6	1,844
		57,696

Diversified Consumer Services - 0.0%(b)
Grand Canyon Education, Inc.(a)	76	10,633
WW International, Inc.(a)	5,194	6,077
		16,710

Diversified Telecommunication Services - 0.3%
AT&T, Inc.	4,204	80,338
BCE, Inc.	288	9,323
Liberty Global Ltd. - Class C(a)	2,736	48,838
Telkom Indonesia Persero Tbk PT - ADR	432	8,078
Verizon Communications, Inc.	5,356	220,881
		367,458

Electric Utilities - 0.2%
Alliant Energy Corp.	144	7,330
American Electric Power Co., Inc.	432	37,904
Avangrid, Inc.	144	5,116
Duke Energy Corp.	293	29,367
Edison International	144	10,341
Entergy Corp.	288	30,816
Eversource Energy	288	16,332
FirstEnergy Corp.	720	27,554
NextEra Energy, Inc.	1,011	71,589
Portland General Electric Co.	720	31,133
PPL Corp.	432	11,945
Southern Co.	288	22,340
Xcel Energy, Inc.	144	7,691
		309,458

Electrical Equipment - 0.8%
Acuity Brands, Inc.	15	3,622
AMETEK, Inc.	723	120,531
ChargePoint Holdings, Inc.(a)	15,133	22,851
Eaton Corp. PLC	435	136,394
Emerson Electric Co.	864	95,178
Hubbell, Inc.	17	6,213
Plug Power, Inc.(a)	9,091	21,182
Regal Rexnord Corp.	299	40,431
Rockwell Automation, Inc.	148	40,741
Sensata Technologies Holding PLC	9,532	356,402
Shoals Technologies Group, Inc. - Class A(a)	1,827	11,401
Sociedad Quimica y Minera de Chile SA - ADR	739	30,114
Vertiv Holdings Co. - Class A	2,016	174,525
		1,059,585

Electronic Equipment, Instruments & Components - 0.4%
Advanced Energy Industries, Inc.	144	15,661
Amphenol Corp. - Class A	1,440	97,013
CDW Corp.	144	32,233
Coherent Corp.(a)	288	20,869
Corning, Inc.	4,614	179,254
Jabil, Inc.	288	31,332
Keysight Technologies, Inc.(a)	148	20,239
TE Connectivity Ltd.	145	21,812
Teledyne Technologies, Inc.(a)	2	776
Vishay Intertechnology, Inc.	1,314	29,302
Vontier Corp.	1,152	44,006
		492,497

Energy Equipment & Services - 0.2%
Baker Hughes Co.	726	25,533
ChampionX Corp.	4,182	138,884
Patterson-UTI Energy, Inc.	3,744	38,788
TechnipFMC PLC	864	22,594
		225,799

Entertainment - 4.1%
Electronic Arts, Inc.	432	60,190
Liberty Media Corp.-Liberty Formula One - Class A(a)	432	27,747
Liberty Media Corp.-Liberty Formula One - Class C(a)	3,334	239,515
Live Nation Entertainment, Inc.(a)	144	13,499
Netflix, Inc.(a)	4,517	3,048,433
Playtika Holding Corp.	1,152	9,066
Walt Disney Co.	19,217	1,908,056
Warner Bros Discovery, Inc.(a)	2,304	17,142
		5,323,648

Financial Services - 0.7%
Affirm Holdings, Inc.(a)	1,013	30,603
Apollo Global Management, Inc.	444	52,423
Block, Inc.(a)	296	19,089
Equitable Holdings, Inc.	432	17,652
Fidelity National Information Services, Inc.	864	65,111
Fiserv, Inc.(a)	144	21,462
Flywire Corp.(a)	1,008	16,521
Global Payments, Inc.	297	28,720
Jack Henry & Associates, Inc.	144	23,907
Mastercard, Inc. - Class A	455	200,728
MGIC Investment Corp.	2,016	43,445
PayPal Holdings, Inc.(a)	578	33,541
Shift4 Payments, Inc. - Class A(a)	144	10,562
Visa, Inc. - Class A	1,169	306,827
Voya Financial, Inc.	577	41,054
WEX, Inc.(a)	2	354
		911,999

Food Products - 0.4%
Archer-Daniels-Midland Co.	1,299	78,525
Beyond Meat, Inc.(a)	3,457	23,196
Conagra Brands, Inc.	720	20,462
General Mills, Inc.	584	36,944
Hershey Co.	4	735
Hormel Foods Corp.	435	13,263
J M Smucker Co.	148	16,138
Kellanova	1,013	58,430
Kraft Heinz Co.	1,296	41,757
Lamb Weston Holdings, Inc.	1,008	84,753
Mondelez International, Inc. - Class A	1,736	113,604
Tyson Foods, Inc. - Class A	432	24,685
Utz Brands, Inc.	1,172	19,502
		531,994

Gas Utilities - 0.1%
Atmos Energy Corp.	288	33,595
Brookfield Infrastructure Corp. - Class A	432	14,541
Northwest Natural Holding Co.	1,304	47,088
Spire, Inc.	443	26,903
		122,127

Ground Transportation - 0.4%
CSX Corp.	2,169	72,553
JB Hunt Transport Services, Inc.	144	23,040
Norfolk Southern Corp.	295	63,334
Old Dominion Freight Line, Inc.	576	101,722
Uber Technologies, Inc.(a)	1,764	128,207
U-Haul Holding Co.(a)	297	18,334
Union Pacific Corp.	582	131,683
		538,873

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	2,164	224,861
Alcon, Inc.	288	25,655
Align Technology, Inc.(a)	22	5,311
Artivion, Inc.(a)	22,360	573,534
Baxter International, Inc.	4,814	161,028
Becton Dickinson & Co.	148	34,589
Boston Scientific Corp.(a)	1,444	111,202
DENTSPLY SIRONA, Inc.	432	10,761
Dexcom, Inc.(a)	296	33,561
Edwards Lifesciences Corp.(a)	864	79,808
Globus Medical, Inc. - Class A(a)	315	21,574
Haemonetics Corp.(a)	144	11,913
ICU Medical, Inc.(a)	288	34,200
IDEXX Laboratories, Inc.(a)	5	2,436
Insulet Corp.(a)	4	807
Integra LifeSciences Holdings Corp.(a)	432	12,588
Intuitive Surgical, Inc.(a)	302	134,345
Koninklijke Philips NV(a)	2,364	59,573
Medtronic PLC	2,743	215,902
ResMed, Inc.	144	27,564
STERIS PLC	27	5,928
Stryker Corp.	444	151,071
Tactile Systems Technology, Inc.(a)	21,474	256,400
Teleflex, Inc.	2	421
Zimmer Biomet Holdings, Inc.	2,018	219,014
		2,414,046

Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	288	28,316
Centene Corp.(a)	1,152	76,378
Cigna Group	722	238,672
CVS Health Corp.	3,335	196,965
DaVita, Inc.(a)	144	19,954
Elevance Health, Inc.	173	93,742
Fresenius Medical Care AG & Co. KGaA - ADR	288	5,498
HCA Healthcare, Inc.	1,165	374,291
HealthEquity, Inc.(a)	432	37,238
Henry Schein, Inc.(a)	473	30,319
Humana, Inc.	73	27,276
Labcorp Holdings, Inc.	302	61,460
McKesson Corp.	152	88,774
Molina Healthcare, Inc.(a)	151	44,892
NeoGenomics, Inc.(a)	1,296	17,976
Quest Diagnostics, Inc.	11	1,506
UnitedHealth Group, Inc.	443	225,602
US Physical Therapy, Inc.	159	14,695
		1,583,554

Health Care Technology - 0.0%(b)
Phreesia, Inc.(a)	288	6,106
Veeva Systems, Inc. - Class A(a)	3	549
		6,655

Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. - Class A(a)	432	65,504
Aramark	288	9,798
Booking Holdings, Inc.	2	7,923
Caesars Entertainment, Inc.(a)	432	17,168
Carnival Corp.(a)	441	8,256
Choice Hotels International, Inc.	153	18,207
Darden Restaurants, Inc.	144	21,790
Domino's Pizza, Inc.	608	313,929
DoorDash, Inc. - Class A(a)	432	46,993
Expedia Group, Inc.(a)	288	36,285
Full House Resorts, Inc.(a)	3,600	18,000
Hilton Worldwide Holdings, Inc.	144	31,421
Las Vegas Sands Corp.	864	38,232
Marriott International, Inc. - Class A	1,314	317,686
Marriott Vacations Worldwide Corp.	1,160	101,291
McDonald's Corp.	652	166,156
MGM Resorts International(a)	2,749	122,166
Penn Entertainment, Inc.(a)	10,976	212,440
Planet Fitness, Inc. - Class A(a)	289	21,267
Restaurant Brands International, Inc.	2,016	141,866
Royal Caribbean Cruises Ltd.(a)	216	34,437
Sabre Corp.(a)	5,636	15,048
Starbucks Corp.	4,344	338,180
Sweetgreen, Inc. - Class A(a)	15,627	470,998
Vail Resorts, Inc.	16	2,882
Wyndham Hotels & Resorts, Inc.	144	10,656
Wynn Resorts Ltd.	1,008	90,216
Yum! Brands, Inc.	288	38,148
		2,716,943

Household Durables - 0.9%
DR Horton, Inc.	4,203	592,329
Helen of Troy Ltd.(a)	144	13,355
iRobot Corp.(a)	288	2,624
Lennar Corp. - Class A	199	29,824
Mohawk Industries, Inc.(a)	2,178	247,399
Newell Brands, Inc.	1,440	9,230
NVR, Inc.(a)	3	22,766
PulteGroup, Inc.	720	79,272
Sony Group Corp. - ADR	432	36,698
Tempur Sealy International, Inc.	1,152	54,536
Toll Brothers, Inc.	144	16,586
Tri Pointe Homes, Inc.(a)	581	21,642
		1,126,261

Household Products - 0.6%
Central Garden & Pet Co. - Class A(a)	453	14,963
Church & Dwight Co., Inc.	314	32,555
Clorox Co.	151	20,607
Colgate-Palmolive Co.	2,751	266,957
Kimberly-Clark Corp.	288	39,802
Procter & Gamble Co.	2,503	412,795
		787,679

Independent Power & Renewable Electricity Producers - 0.0%(b)
AES Corp.	1,191	20,926
Atlantica Sustainable Infrastructure PLC	720	15,804
		36,730

Industrial Conglomerates - 0.1%
3M Co.	864	88,292
General Electric Co.	152	24,164
Honeywell International, Inc.	148	31,604
		144,060

Insurance - 1.6%
Aegon Ltd.	11,826	72,493
Aflac, Inc.	1,296	115,746
Allstate Corp.	1,314	209,793
American International Group, Inc.	443	32,888
Aon PLC - Class A	297	87,193
Arch Capital Group Ltd.(a)	176	17,757
Arthur J Gallagher & Co.	432	112,022
Baldwin Insurance Group, Inc. - Class A(a)	353	12,521
Brighthouse Financial, Inc.(a)	144	6,241
Brown & Brown, Inc.	180	16,094
Chubb Ltd.	145	36,987
Cincinnati Financial Corp.	144	17,006
Fidelity National Financial, Inc.	288	14,233
Hartford Financial Services Group, Inc.	144	14,478
Horace Mann Educators Corp.	288	9,395
Lincoln National Corp.	720	22,392
Loews Corp.	576	43,050
Manulife Financial Corp.	576	15,333
Markel Group, Inc.(a)	2	3,151
Marsh & McLennan Cos., Inc.	1,171	246,753
MetLife, Inc.	432	30,322
Principal Financial Group, Inc.	864	67,781
Progressive Corp.	2,472	513,459
Prudential Financial, Inc.	1,165	136,526
Reinsurance Group of America, Inc.	144	29,559
Travelers Cos., Inc.	288	58,562
Unum Group	864	44,159
W R Berkley Corp.	725	56,971
Willis Towers Watson PLC	149	39,059
		2,081,924

Interactive Media & Services - 5.3%
Alphabet, Inc. - Class C	33,188	6,087,343
IAC, Inc.(a)	432	20,239
Match Group, Inc.(a)	585	17,773
Meta Platforms, Inc. - Class A	1,364	687,756
Pinterest, Inc. - Class A(a)	864	38,077
Snap, Inc. - Class A - Class A(a)	1,728	28,702
TripAdvisor, Inc.(a)	1,152	20,517
ZoomInfo Technologies, Inc.(a)	864	11,033
		6,911,440

IT Services - 1.2%
Accenture PLC - Class A	1,458	442,372
Cloudflare, Inc. - Class A(a)	576	47,710
Cognizant Technology Solutions Corp. - Class A	432	29,376
DXC Technology Co.(a)	2,168	41,387
Endava PLC - ADR(a)	446	13,041
EPAM Systems, Inc.(a)	12	2,257
Gartner, Inc.(a)	576	258,659
GoDaddy, Inc. - Class A(a)	144	20,118
International Business Machines Corp.	2,833	489,967
Kyndryl Holdings, Inc.(a)	1,448	38,097
MongoDB, Inc.(a)	144	35,994
Okta, Inc.(a)	144	13,480
Rackspace Technology, Inc.(a)	14,847	44,244
Shopify, Inc. - Class A(a)	296	19,551
Snowflake, Inc. - Class A(a)	144	19,453
Thoughtworks Holding, Inc.(a)	1,296	3,681
Twilio, Inc. - Class A(a)	294	16,702
VeriSign, Inc.(a)	144	25,603
		1,561,692

Leisure Products - 0.3%
Hasbro, Inc.	441	25,799
Mattel, Inc.(a)	3,744	60,877
Topgolf Callaway Brands Corp.(a)	16,440	251,532
		338,208

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	435	56,389
Avantor, Inc.(a)	3,349	70,999
Azenta, Inc.(a)	303	15,944
Bio-Rad Laboratories, Inc. - Class A(a)	7	1,912
Bio-Techne Corp.	144	10,318
Bruker Corp.	432	27,566
Charles River Laboratories International, Inc.(a)	6	1,239
CryoPort, Inc.(a)	1,737	12,003
Danaher Corp.	1,050	262,342
Illumina, Inc.(a)	4	418
IQVIA Holdings, Inc.(a)	144	30,447
Medpace Holdings, Inc.(a)	144	59,306
Mettler-Toledo International, Inc.(a)	1	1,398
Revvity, Inc.	328	34,394
Thermo Fisher Scientific, Inc.	153	84,609
West Pharmaceutical Services, Inc.	8	2,635
		671,919

Machinery - 1.3%
Caterpillar, Inc.	445	148,229
Chart Industries, Inc.(a)	144	20,785
Cummins, Inc.	148	40,986
Deere & Co.	289	107,979
Dover Corp.	144	25,985
Flowserve Corp.	1,152	55,411
Fortive Corp.	728	53,945
IDEX Corp.	144	28,973
Illinois Tool Works, Inc.	581	137,674
Ingersoll Rand, Inc.	288	26,162
ITT, Inc.	144	18,602
Kadant, Inc.	144	42,304
Nordson Corp.	24	5,566
Oshkosh Corp.	2,766	299,281
Otis Worldwide Corp.	144	13,861
PACCAR, Inc.	583	60,014
Parker-Hannifin Corp.	744	376,323
Pentair PLC	576	44,162
Snap-on, Inc.	144	37,640
Stanley Black & Decker, Inc.	176	14,061
Westinghouse Air Brake Technologies Corp.	193	30,504
Xylem, Inc.	724	98,196
		1,686,643

Media - 0.3%
Charter Communications, Inc. - Class A(a)	6	1,794
Comcast Corp. - Class A	5,200	203,632
Fox Corp. - Class A	1,058	36,363
Fox Corp. - Class B	432	13,833
Interpublic Group of Cos., Inc.	432	12,567
Liberty Broadband Corp. - Class A(a)	296	16,162
Liberty Media Corp.-Liberty SiriusXM(a)	452	10,016
News Corp. - Class A	720	19,850
Nexstar Media Group, Inc.	144	23,905
Omnicom Group, Inc.	144	12,917
Paramount Global - Class B	1,444	15,003
Trade Desk, Inc. - Class A(a)	288	28,129
		394,171

Metals & Mining - 0.4%
Alamos Gold, Inc. - Class A	2,880	45,158
Alcoa Corp.	1,296	51,555
Barrick Gold Corp.	3,024	50,440
Cleveland-Cliffs, Inc.(a)	2,304	35,459
Freeport-McMoRan, Inc.	1,440	69,984
MAG Silver Corp.(a)	2,306	26,911
Newmont Corp.	774	32,407
Nucor Corp.	576	91,054
Pan American Silver Corp.	432	8,588
Reliance Steel & Aluminum Co.	6	1,714
Rio Tinto PLC - ADR	586	38,635
Royal Gold, Inc.	288	36,046
Steel Dynamics, Inc.	144	18,648
United States Steel Corp.	576	21,773
		528,372

Multi-Utilities - 0.2%
Ameren Corp.	288	20,480
CenterPoint Energy, Inc.	720	22,305
Dominion Energy, Inc.	2,021	99,029
National Grid PLC - ADR	300	17,040
Sempra Energy	584	44,419
		203,273

Oil, Gas & Consumable Fuels - 0.6%
Antero Midstream Corp.	2,736	40,329
Berry Corp.	11,520	74,419
Chevron Corp.	580	90,724
Chord Energy Corp.	39	6,539
Clean Energy Fuels Corp.(a)	8,368	22,343
ConocoPhillips	587	67,141
Diamondback Energy, Inc.	288	57,655
Enbridge, Inc.	944	33,597
Exxon Mobil Corp.	620	71,374
FLEX LNG Ltd.	1,011	27,337
Hess Corp.	288	42,486
Kinder Morgan, Inc.	578	11,485
Matador Resources Co.	864	51,494
Murphy Oil Corp.	576	23,754
Occidental Petroleum Corp.	163	10,274
ONEOK, Inc.	576	46,973
Suncor Energy, Inc.	432	16,459
Williams Cos., Inc.	1,152	48,960
		743,343

Passenger Airlines - 0.1%
Allegiant Travel Co.	290	14,567
American Airlines Group, Inc.(a)	576	6,526
Delta Air Lines, Inc.	288	13,663
Southwest Airlines Co.	726	20,771
United Airlines Holdings, Inc.(a)	1,440	70,070
		125,597

Personal Care Products - 0.1%
Coty, Inc. - Class A(a)	1,728	17,314
Estee Lauder Cos., Inc. - Class A	577	61,393
Haleon PLC - ADR	2,168	17,908
Kenvue, Inc.	1,446	26,288
Unilever PLC - ADR	720	39,593
		162,496

Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	1,740	72,262
Catalent, Inc.(a)	144	8,097
Elanco Animal Health, Inc.(a)	19,335	279,004
Eli Lilly & Co.	915	828,423
Intra-Cellular Therapies, Inc.(a)	288	19,725
Johnson & Johnson	1,733	253,295
Merck & Co., Inc.	2,365	292,787
Nektar Therapeutics(a)	42,500	52,700
Novartis AG - ADR	1,301	138,505
Novo Nordisk AS - ADR	592	84,502
Pfizer, Inc.	8,184	228,988
Revance Therapeutics, Inc.(a)	3,175	8,160
Sanofi - ADR	864	41,921
Viatris, Inc.	4,320	45,922
Zoetis, Inc.	297	51,488
		2,405,779

Professional Services - 0.8%
Automatic Data Processing, Inc.	432	103,114
Broadridge Financial Solutions, Inc.	584	115,048
CACI International, Inc. - Class A(a)	58	24,948
Equifax, Inc.	144	34,914
Leidos Holdings, Inc.	288	42,014
Paychex, Inc.	288	34,145
Paycor HCM, Inc.(a)	432	5,486
RELX PLC - ADR	1,032	47,348
Science Applications International Corp.	154	18,103
SS&C Technologies Holdings, Inc.	9,376	587,594
TransUnion	144	10,679
Verisk Analytics, Inc.	146	39,354
		1,062,747

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	288	25,664
CoStar Group, Inc.(a)	432	32,028
Cushman & Wakefield PLC(a)	576	5,990
Zillow Group, Inc. - Class C(a)	435	20,180
		83,862

Semiconductors & Semiconductor Equipment - 15.7%
Advanced Micro Devices, Inc.(a)	1,466	237,800
Allegro MicroSystems, Inc.(a)	599	16,916
Analog Devices, Inc.	300	68,478
Applied Materials, Inc.	2,744	647,557
ASML Holding NV	133	136,023
Broadcom, Inc.	44	70,643
Enphase Energy, Inc.(a)	288	28,716
Intel Corp.	12,134	375,790
KLA Corp.	151	124,501
Lam Research Corp.	488	519,647
Marvell Technology, Inc.	437	30,546
Microchip Technology, Inc.	3,619	331,138
Micron Technology, Inc.	4,486	590,044
Monolithic Power Systems, Inc.	22	18,077
NVIDIA Corp.	133,737	16,521,869
NXP Semiconductors NV	436	117,323
ON Semiconductor Corp.(a)	1,584	108,583
QUALCOMM, Inc.	1,023	203,761
Skyworks Solutions, Inc.	288	30,695
STMicroelectronics NV	734	28,832
Teradyne, Inc.	154	22,837
Texas Instruments, Inc.	1,018	198,032
		20,427,808

Software - 17.3%
ACI Worldwide, Inc.(a)	288	11,402
Adobe, Inc.(a)	150	83,331
ANSYS, Inc.(a)	69	22,183
Appfolio, Inc. - Class A(a)	24	5,870
Aspen Technology, Inc.(a)	144	28,603
Atlassian Corp. - Class A(a)	144	25,471
Autodesk, Inc.(a)	144	35,633
BILL Holdings, Inc.(a)	288	15,155
Cadence Design Systems, Inc.(a)	144	44,316
Crowdstrike Holdings, Inc. - Class A(a)	8,273	3,170,131
Datadog, Inc. - Class A(a)	288	37,351
Descartes Systems Group, Inc.(a)	288	27,890
DocuSign, Inc.(a)	299	15,996
Elastic NV(a)	144	16,403
Everbridge, Inc.(a)	1,166	40,798
Fair Isaac Corp.(a)	19	28,284
Fortinet, Inc.(a)	297	17,900
Gen Digital, Inc.	1,584	39,568
HubSpot, Inc.(a)	3	1,769
Intuit, Inc.	443	291,144
LiveRamp Holdings, Inc.(a)	288	8,911
Marin Software, Inc.(a)	10,673	25,082
Microsoft Corp.	26,921	12,032,341
Oracle Corp.	720	101,664
Palo Alto Networks, Inc.(a)	454	153,911
RingCentral, Inc. - Class A(a)	732	20,642
Roper Technologies, Inc.	288	162,334
Salesforce, Inc.	21,018	5,403,728
SAP SE - ADR	144	29,046
ServiceNow, Inc.(a)	604	475,149
Synopsys, Inc.(a)	145	86,284
Tyler Technologies, Inc.(a)	7	3,519
Workday, Inc. - Class A(a)	153	34,205
Zoom Video Communications, Inc. - Class A(a)	301	17,816
Zscaler, Inc.(a)	144	27,675
		22,541,505

Specialty Retail - 1.2%
Advance Auto Parts, Inc.	144	9,120
Asbury Automotive Group, Inc.(a)	30	6,836
AutoZone, Inc.(a)	5	14,821
Bath & Body Works, Inc.	5,070	197,984
Best Buy Co., Inc.	144	12,138
CarMax, Inc.(a)	3,170	232,488
Chewy, Inc. - Class A(a)	288	7,845
Dick's Sporting Goods, Inc.	144	30,938
Gap, Inc.	1,169	27,927
Home Depot, Inc.	1,392	479,182
Leslie's, Inc.(a)	3,464	14,514
Lowe's Cos., Inc.	912	201,060
Revolve Group, Inc.(a)	1,741	27,699
Ross Stores, Inc.	729	105,938
TJX Cos., Inc.	2,031	223,613
Tractor Supply Co.	27	7,290
Ulta Beauty, Inc.(a)	4	1,543
Wayfair, Inc. - Class A(a)	288	15,186
		1,616,122

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	28,248	5,949,594
Dell Technologies, Inc. - Class C	2,607	359,531
Hewlett Packard Enterprise Co.	5,616	118,891
HP, Inc.	4,326	151,496
NetApp, Inc.	576	74,189
Pure Storage, Inc. - Class A(a)	864	55,477
Quantum Corp.(a)	81,521	33,350
Seagate Technology Holdings PLC	2,400	247,848
Super Micro Computer, Inc.(a)	29	23,761
Western Digital Corp.(a)	576	43,644
Xerox Holdings Corp.	432	5,020
		7,062,801

Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc.	1,457	90,290
Lululemon Athletica, Inc.(a)	12	3,584
NIKE, Inc. - Class B	2,028	152,850
Tapestry, Inc.	436	18,657
Under Armour, Inc. - Class A(a)	1,584	10,565
Under Armour, Inc. - Class C(a)	1,152	7,523
VF Corp.	2,785	37,598
		321,067

Tobacco - 0.9%
Altria Group, Inc.	4,762	216,909
Philip Morris International, Inc.	9,198	932,033
		1,148,942

Trading Companies & Distributors - 0.3%
Air Lease Corp.	581	27,615
Fastenal Co.	432	27,147
Ferguson PLC	328	63,517
United Rentals, Inc.	299	193,372
Watsco, Inc.	3	1,390
WESCO International, Inc.	296	46,922
WW Grainger, Inc.	1	902
		360,865

Water Utilities - 0.0%(b)
American Water Works Co., Inc.	144	18,599

Wireless Telecommunication Services - 0.2%
TIM SA/Brazil - ADR	3,031	43,404
T-Mobile US, Inc.	1,592	280,478
		323,882
TOTAL COMMON STOCKS (Cost $106,373,651)		117,086,014

EXCHANGE TRADED FUNDS (ETFs) - 5.8%	Shares	Value
Fidelity Dividend ETF for Rising Rates	8,641	416,928
First Trust Institutional Preferred Securities and Income ETF	5,332	97,949
First Trust Preferred Securities and Income ETF	2,610	45,310
Franklin U.S. Core Bond ETF	1,449	30,617
Franklin U.S. Large Cap Multifactor Index ETF	591	32,848
Global X Variable Rate Preferred ETF	4,482	105,989
Invesco Variable Rate Preferred ETF	4,612	110,504
iShares 20+ Year Treasury Bond ETF	294	26,983
iShares 7-10 Year Treasury Bond ETF	295	27,627
iShares Core MSCI EAFE ETF	436	31,671
iShares Core S&P 500 ETF	145	79,348
iShares Core S&P Small-Cap ETF	291	31,038
iShares ESG Aware MSCI USA ETF	291	34,722
iShares Expanded Tech-Software Sector ETF	2,314	201,087
iShares Global Healthcare ETF	298	27,666
iShares MSCI EAFE Growth ETF	295	30,178
iShares MSCI USA Min Vol Factor ETF	305	25,608
iShares MSCI USA Value Factor ETF	292	30,210
iShares U.S. Medical Devices ETF	580	32,503
iShares US Telecommunications ETF	1,312	28,497
iShares US Treasury Bond ETF	1,311	29,589
Nuveen ESG Large-Cap Growth ETF	5,167	419,354
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	44,878	4,516,971
Schwab US Dividend Equity ETF	5,388	418,971
SPDR Blackstone Senior Loan ETF	727	30,389
SPDR Dow Jones Industrial Average ETF Trust	296	115,774
SPDR Portfolio S&P 500 Growth ETF	5,287	423,647
VanEck Durable High Dividend ETF	1,443	45,788
Vanguard FTSE Developed Markets ETF	590	29,158
Vanguard FTSE Emerging Markets ETF	730	31,945
Vanguard S&P 500 ETF	147	73,519
Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,026	31,426
TOTAL EXCHANGE TRADED FUNDS (Cost $7,459,614)		7,613,814

REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.5%	Shares	Value
Agree Realty Corp.	144	8,919
Alexandria Real Estate Equities, Inc.	144	16,844
American Homes 4 Rent - Class A	288	10,702
American Tower Corp.	144	27,991
Americold Realty Trust, Inc.	1,296	33,100
Apartment Investment and Management Co. - Class A(a)	1,584	13,131
Crown Castle, Inc.	144	14,069
Digital Realty Trust, Inc.	148	22,503
Douglas Emmett, Inc.	1,337	17,795
Equinix, Inc.	1	757
Equity Residential	1,296	89,865
Farmland Partners, Inc.	864	9,962
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,020	30,192
Invitation Homes, Inc.	288	10,336
Iron Mountain, Inc.	432	38,716
Lamar Advertising Co. - Class A	144	17,212
Mid-America Apartment Communities, Inc.	144	20,536
National Storage Affiliates Trust	864	35,614
NNN REIT, Inc.	288	12,269
Paramount Group, Inc.	1,584	7,334
Prologis, Inc.	432	48,518
Regency Centers Corp.	146	9,081
Rithm Capital Corp.	2,448	26,708
Simon Property Group, Inc.	432	65,578
STAG Industrial, Inc.	720	25,963
Sun Communities, Inc.	144	17,329
UDR, Inc.	288	11,851
Ventas, Inc.	864	44,289
VICI Properties, Inc.	432	12,372
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $677,047)		699,536

CLOSED END FUNDS - 0.0%(b)	Shares	Value
Ares Capital Corp.	576	12,004
FS KKR Capital Corp.	432	8,523
Golub Capital BDC, Inc.	2,160	33,934
TOTAL CLOSED END FUNDS (Cost $54,258)		54,461

SHORT-TERM INVESTMENTS - 3.9%	Shares	Value
Money Market Funds - 3.9%
First American Government Obligations Fund - Class X, 5.23%(c)	5,026,790	5,026,790
TOTAL SHORT-TERM INVESTMENTS (Cost $5,026,790)		5,026,790

TOTAL INVESTMENTS - 100.0% (Cost $119,591,360)		130,480,615
Liabilities in Excess of Other Assets – (0.0)%(b)		(56,245)
TOTAL NET ASSETS - 100.0%		$130,424,370

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

ADR - American Depositary Receipt
NV – Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Investment Valuation

 The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Subversive Capital Advisor, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments At Fair Value:
Common Stocks	$117,086,014	$–	$–	$117,086,014
Exchange Traded Funds (ETFs)	7,613,814	–	–	7,613,814
Real Estate Investment Trusts (REITs)	699,536	–	–	699,536
Closed End Funds	54,461	–	–	54,461
Money Market Funds	5,026,790	–	–	5,026,790
Total Investments in Securities	$130,480,615	$–	$–	$130,480,615

As of the period ended June 30, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.